Accumulated Other Comprehensive Loss (Reclassifications Out of Accumulated Other Comprehensive Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Loss [Abstract]
Amortization of prior service cost included in net periodic pension cost	$ 17,469	$ 17,469	$ 17,469
Amortization of net loss included in net periodic pension cost	663,536	492,391	306,348
Total amortization of defined pension items	$ 681,005	$ 509,860	$ 323,817